Share-Based Compensation Plans	6 Months Ended
Jun. 30, 2026
Share-Based Compensation Plans [Abstract]
SHARE-BASED COMPENSATION PLANS

15. SHARE-BASED COMPENSATION PLANS

On November 19, 2021, Telesat Corporation adopted an omnibus long-term incentive plan which was amended and restated as at June 18, 2024 (“Omnibus Plan”). The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, DSUs and PSUs. The stock options, RSUs, DSUs and PSUs are collectively referred to as “Award”. Each Award will represent the right to receive Telesat Public Shares or, in the case of PSUs, RSUs or DSUs, Telesat Public Shares or cash, in accordance with the terms of the Omnibus Plan.

Telesat Holdings Inc. (the predecessor entity to Telesat GEO and Telesat Corporation) adopted a management stock incentive plan in April 2013, as amended (the “Historic Plan”).

The changes in number of time vesting stock options outstanding and their weighted average exercise price under the Omnibus Plan and Historic Plan have been summarized below:

	Historic Plan		Omnibus Plan
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, January 1, 2026	49,526	$71.33	699,159	$13.28
Exercised	—	$—	(50,368)	$11.89
Outstanding June 30, 2026	49,526	$71.33	648,791	$13.38

There were no stock options granted under the Historic Plan or Omnibus Plan during the six months ended June 30, 2026 or June 30, 2025. No further stock options will be granted under the Historic Plan.

The movement under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, January 1, 2026	707,466	530,056	232,163
Granted	153,418	105,173	15,625
Forfeited	(7,537)	(4,880)	—
Settled	(406,558)	(224,822)	(462)
Outstanding, June 30, 2026	446,789	405,527	247,326

Employee Share Purchase Plan

In 2025, the Company established an Employee Share Purchase Plan (“ESPP”). The ESPP is a cash-settled share-based payment plan, whereby employees of the Company can acquire common shares through regular payroll deductions. Company-matched employee contributions, up to a maximum of five thousand dollars per annum, are subject to a one year holding period. The employee and Company’s contributions are remitted to an independent plan administrator who is responsible for purchasing common shares on the market on behalf of the employee.

The amounts expensed for the three and six months ended June 30, 2026 were $0.2 million and $0.5 million, respectively (three and six months ended June 30, 2025 — $Nil).